Related Party Transactions (Details Narrative) - KRW (₩) ₩ in Thousands			12 Months Ended
	Feb. 26, 2018	May 23, 2016	Dec. 31, 2015	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Due from related parties					₩ 164,000	₩ 164,000
Due to related party				9,606	18,895
Officers and Employees [Member]
Due from related parties					₩ 290,812	164,000
Debt instrument, interest rate				6.90%	4.60%
Min Sik Park [Member]
Debt instrument, interest rate				9.50%	9.50%
Due to related party			₩ 53,000	₩ 9,606	₩ 18,895	36,550
Debt instrument maturity date			Dec. 30, 2018
Ung Gyu Kim [Member]
Debt instrument, interest rate	4.60%				4.60%
Due to related party	₩ 141,216	₩ 123,000		₩ 48,044		₩ 63,200
Debt instrument maturity date	Feb. 25, 2019	Apr. 07, 2017